OPERATING INCOME AND OPERATING EXPENSES (Details Textual) - COP ($) $ in Millions		10 Months Ended	12 Months Ended
		Oct. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating income and operating expense [Line Items]
Interest income (expense)			$ 10,639,007	$ 10,202,433	$ 7,723,704
Fee and commission income			3,586,907	3,285,235	2,790,557
Fee and commission income (expense)			2,504,193	2,318,964	1,993,044
Dividends received	[1]		(32,248)	(39,785)	(23,833)
Fair value through profit or loss [Member]
Disclosure of operating income and operating expense [Line Items]
Dividends received			20,297	30,468	14,228
Fair value through other comprehensive income [Member]
Disclosure of operating income and operating expense [Line Items]
Dividends received			$ 11,951	$ 9,317	9,605
Discontinued operations [member]
Disclosure of operating income and operating expense [Line Items]
Fee and commission income					388,306
Fee and commission income (expense)		$ 244,193			$ 235,806

[1]	Dividends received from equity investments at fair value through profit or loss as of 31, December of 2017, 2016 and 2015 amount COP 20,297, COP 30,468 and COP 14,228, respectively. Dividends from equity investments at fair value through OCI amount COP 11,951, COP 9,317 and 9,605, respectively.